Supplemental Financial Information (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Debt Instrument [Line Items]
Proceeds from Issuance of Common Stock	$ 0	$ 0	$ 0	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Senior Credit Facility	11,500,000,000
Long-term Debt [Member]
Debt Instrument [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Senior Credit Facility	$ 3,100,000,000
4.25% Senior Secured Notes [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.25%